Related Parties (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
A Construir [Member]
Related Party Transactions [Line Items]
Guarantor Obligations, Current Carrying Value	$ 519
Santa Maria Del Mar SA [Member]
Related Party Transactions [Line Items]
Guarantor Obligations, Current Carrying Value	$ 163